Exhibit 99.1

World Omni Auto Receivables Trust 2006-B

Monthly Servicer Certificate

December 31, 2006

Dates Covered
Collections Period	12/01/06 -12/31/06
Interest Accrual Period	12/15/06 -01/15/07
30/360 Days	30
Actual/360 Days	32
Distribution Date	01/16/07
Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/06	860,635,553.12	45,394
Yield Supplement Overcollateralization Amount at 11/30/06	23,979,865.60	0

Pool Balance at 11/30/06 before YSOC Amount	884,615,418.72	45,394
Principal Payments	23,222,480.94	538
Defaulted Receivables	624,934.41	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/06	23,044,610.73	0

Pool Balance at 12/31/06	837,723,392.64	44,826

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	956,838,952.72	47,175

Delinquent Receivables:
Past Due 31-60 days	6,557,005.05	347
Past Due 61-90 days	1,237,209.25	61
Past Due 91 + days	390,000.35	24

Total	8,184,214.65	432

Total 31+ Delinquent as % Ending Pool Balance	0.98%

Recoveries	239,393.24

Aggregate Net Losses - December 31, 2006	385,541.17

Overcollateralization Target Amount	9,302,320.19
Actual Overcollateralization	4,249,937.94

Weighted Average APR, Yield Adjusted	8.62%
Weighted Average Remaining Term	58.00
Flow of Funds	$ Amount
Collections	28,518,554.39
Advances	28,001.63
Investment Earnings on Cash Accounts	135,335.09
Servicing Fee	(737,179.51)

Available Funds	27,944,711.60

Uses of Cash
(1) Class A Interest	3,636,207.27
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	132,516.94
(4) Second Priority Principal Distributable Amount	19,926,049.45
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable	4,249,937.94
(7) Distribution to Certificateholders	0.00

Total Uses of Cash	27,944,711.60

Servicing Fee	737,179.51

Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	900,000,000.00
Original Class B	30,232,000.00

Total Class A & B
Note Balance @ 12/15/06	857,649,442.09
Principal Paid	24,175,987.39
Note Balance @ 01/16/07	833,473,454.70

Class A-1
Note Balance @ 12/15/06	129,417,442.09
Principal Paid	24,175,987.39
Note Balance @ 01/16/07	105,241,454.70
Note Factor @ 01/16/07	52.0997300%

Class A-2
Note Balance @ 12/15/06	225,000,000.00
Principal Paid	0.00
Note Balance @ 01/16/07	225,000,000.00
Note Factor @ 01/16/07	100.0000000%

Class A-3
Note Balance @ 12/15/06	245,000,000.00
Principal Paid	—
Note Balance @ 01/16/07	245,000,000.00
Note Factor @ 01/16/07	100.0000000%

Class A-4
Note Balance @ 12/15/06	228,000,000.00
Principal Paid	—
Note Balance @ 01/16/07	228,000,000.00
Note Factor @ 01/16/07	100.0000000%

Class B
Note Balance @ 12/15/06	30,232,000.00
Principal Paid	—
Note Balance @ 01/16/07	30,232,000.00
Note Factor @ 01/16/07	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,768,724.21
Interest Carryover Shortfall	0.00
Total Principal Paid	24,175,987.39

Total Paid	27,944,711.60

Class A-1
Coupon	5.37388%
Interest Paid	618,198.94
Interest Carryover Shortfall	0.00
Principal Paid	24,175,987.39

Total Paid to A-1 Holders	24,794,186.33

Class A-2
Coupon	5.30000%
Interest Paid	993,750.00
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	993,750.00

Class A-3
Coupon	5.15000%
Interest Paid	1,051,458.33
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	1,051,458.33

Class A-4
Coupon	5.12000%
Interest Paid	972,800.00
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-4 Holders	972,800.00

Class B
Coupon	5.26000%
Interest Paid	132,516.94
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to B Holders	132,516.94

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	4.0513810
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.9892020

Total Distribution Amount	30.0405830

A-1 Interest Distribution Amount	3.0603908
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	119.6831059

Total A-1 Distribution Amount	122.7434967

A-2 Interest Distribution Amount	4.4166667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	4.4166667

A-3 Interest Distribution Amount	4.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.2916667

A-4 Interest Distribution Amount	4.2666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.2666667

B Interest Distribution Amount	4.3833335
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.3833335

Noteholders’ First Priority Principal Distributable Amount	0
Noteholders’ Second Priority Principal Distributable Amount	824.21
Noteholders’ Principal Distributable Amount	175.79

Account Balances	$ Amount
Advances
Balance as of 11/30/06	83,675.88
Balance as of 12/31/06	111,677.51
Change	28,001.63

Reserve Fund
Balance as of 11/30/06	2,335,515.94
Investment Earnings	10,314.64
Prior Month’s Investment Earnings paid	(9,935.89)
Deposit	0.00
Balance as of 12/31/06	2,335,894.69
Change	378.75

Reserve Fund Requirement	2,325,580.05